DESCRIPTION OF PLAN - PAYMENT OF BENEFITS (Details)	Dec. 31, 2025 USD ($)
401K RETIREMENT SAVINGS PLAN
DESCRIPTION OF PLAN
Automatic lump-sum cash payment threshold	$ 5,000